DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Short Duration High Yield Bond ETF

November 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.9%
Basic Materials - 2.7%
Chemicals - 1.3%
Avient Corp., 144A, 5.75%, 5/15/25	$110,000	$107,366
Chemours Co., 5.375%, 5/15/27(a)	75,000	68,189
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	92,000	81,897
Methanex Corp., 5.125%, 10/15/27	100,000	91,866
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24	178,000	173,437
144A, 5.00%, 5/1/25	97,000	91,461
144A, 5.25%, 6/1/27	178,000	159,991
Olin Corp., 5.125%, 9/15/27	92,000	86,349
WR Grace Holdings LLC, 144A, 4.875%, 6/15/27	136,000	121,081

(Cost $1,013,560)		981,637

Iron/Steel - 0.6%
Cleveland-Cliffs, Inc.
144A, 6.75%, 3/15/26	140,000	140,997
5.875%, 6/1/27(a)	100,000	94,792
Mineral Resources Ltd.
144A, 8.125%, 5/1/27	150,000	151,857
144A, 8.00%, 11/1/27	60,000	62,086

(Cost $458,563)		449,732

Mining - 0.8%
Arconic Corp., 144A, 6.00%, 5/15/25	129,000	127,342
FMG Resources August 2006 Pty Ltd.
144A, 5.125%, 5/15/24	127,000	126,127
144A, 4.50%, 9/15/27	120,000	109,933
Hudbay Minerals, Inc., 144A, 4.50%, 4/1/26	85,000	77,089
Novelis Corp., 144A, 3.25%, 11/15/26	127,000	113,650

(Cost $585,768)		554,141

Communications - 17.6%
Advertising - 0.5%
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/27	212,000	183,000
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A, 6.25%, 6/15/25	65,000	64,761
144A, 5.00%, 8/15/27	129,000	117,713

(Cost $371,290)		365,474

Internet - 1.4%
Gen Digital, Inc.
144A, 5.00%, 4/15/25	130,000	126,259
144A, 6.75%, 9/30/27	152,000	152,787
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	150,000	92,852
Uber Technologies, Inc.
144A, 7.50%, 5/15/25	225,000	226,543
144A, 8.00%, 11/1/26	314,000	317,928
144A, 7.50%, 9/15/27	100,000	100,674

(Cost $1,092,760)		1,017,043

Media - 7.7%
AMC Networks, Inc.
5.00%, 4/1/24	68,000	65,005
4.75%, 8/1/25	135,000	119,808
Audacy Capital Corp., 144A, 6.50%, 5/1/27	76,000	19,447
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 5.50%, 5/1/26	100,000	97,595
144A, 5.125%, 5/1/27	619,000	582,699
CSC Holdings LLC
5.25%, 6/1/24	127,000	122,079
144A, 5.50%, 4/15/27	222,000	203,683
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.875%, 8/15/27	626,000	571,453
DISH DBS Corp.
5.00%, 3/15/23	189,000	187,819
5.875%, 11/15/24	358,000	336,552
7.75%, 7/1/26	364,000	299,232
144A, 5.25%, 12/1/26	465,000	396,412
Gray Television, Inc.
144A, 5.875%, 7/15/26	118,000	108,890
144A, 7.00%, 5/15/27	127,000	117,158
iHeartCommunications, Inc.
6.375%, 5/1/26	230,000	217,807
8.375%, 5/1/27	280,000	248,349
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/27	234,000	221,668
Nexstar Media, Inc., 144A, 5.625%, 7/15/27	336,000	316,113
Radiate Holdco LLC / Radiate Finance, Inc., 144A, 4.50%, 9/15/26	174,000	142,606
Sirius XM Radio, Inc.
144A, 3.125%, 9/1/26	270,000	244,091
144A, 5.00%, 8/1/27	100,000	93,438
TEGNA, Inc., 144A, 4.75%, 3/15/26	102,000	99,764
Univision Communications, Inc.
144A, 5.125%, 2/15/25	275,000	265,742
144A, 6.625%, 6/1/27	244,000	238,188
Videotron Ltd., 144A, 5.375%, 6/15/24	261,000	258,677
Ziggo Bond Co. BV, 144A, 6.00%, 1/15/27	106,000	97,961

(Cost $6,148,590)		5,672,236

Telecommunications - 8.0%
Altice France Holding SA, 144A, 10.50%, 5/15/27	264,000	209,054
Altice France SA, 144A, 8.125%, 2/1/27	329,000	313,713
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	180,000	160,650
CommScope Technologies LLC
144A, 6.00%, 6/15/25	215,000	197,820
144A, 5.00%, 3/15/27	138,000	105,801
CommScope, Inc.
144A, 6.00%, 3/1/26	254,000	245,483
144A, 8.25%, 3/1/27	169,000	145,340
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	378,000	357,828
DKT Finance ApS, 144A, 9.375%, 6/17/23	88,000	85,032
Frontier Communications Holdings LLC, 144A, 5.875%, 10/15/27	200,000	189,000
Hughes Satellite Systems Corp.
5.25%, 8/1/26	125,000	119,492
6.625%, 8/1/26(a)	160,000	148,997
Iliad Holding SASU, 144A, 6.50%, 10/15/26	203,000	193,299
Level 3 Financing, Inc.
144A, 3.40%, 3/1/27	127,000	108,017
144A, 4.625%, 9/15/27	183,000	154,429
Lumen Technologies, Inc.
144A, 5.125%, 12/15/26	120,000	102,781
144A, 4.00%, 2/15/27	220,000	187,830
Nokia OYJ, 4.375%, 6/12/27	100,000	94,675
Quebecor Media, Inc., 5.75%, 1/15/23	157,000	157,041
Sprint LLC
7.875%, 9/15/23	898,000	915,836
7.125%, 6/15/24	550,000	562,353
7.625%, 3/1/26	265,000	279,033
Telecom Italia SpA, 144A, 5.303%, 5/30/24	259,000	251,200
Telesat Canada / Telesat LLC
144A, 5.625%, 12/6/26	92,000	43,504
144A, 4.875%, 6/1/27	45,000	20,279
VEON Holdings BV, 144A, 4.95%, 6/16/24	113,000	96,387
Viasat, Inc., 144A, 5.625%, 9/15/25	236,000	219,873
Zayo Group Holdings, Inc., 144A, 4.00%, 3/1/27	258,000	185,216

(Cost $6,289,638)		5,849,963

Consumer, Cyclical - 24.6%
Airlines - 2.4%
Air Canada, 144A, 3.875%, 8/15/26	203,000	186,001
American Airlines Group, Inc., 144A, 3.75%, 3/1/25(a)	85,000	74,510
American Airlines, Inc., 144A, 11.75%, 7/15/25	473,000	519,909
Delta Air Lines, Inc.
2.90%, 10/28/24	245,000	232,604
7.375%, 1/15/26	166,000	171,715
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	209,252	196,117
United Airlines, Inc., 144A, 4.375%, 4/15/26	370,000	342,635

(Cost $1,857,522)		1,723,491

Apparel - 0.4%
Hanesbrands, Inc.
144A, 4.625%, 5/15/24	137,000	132,879
144A, 4.875%, 5/15/26	152,000	138,541

(Cost $300,395)		271,420

Auto Manufacturers - 3.7%
Allison Transmission, Inc., 144A, 4.75%, 10/1/27	95,000	88,210
Ford Motor Co., 4.346%, 12/8/26	300,000	286,046
Ford Motor Credit Co. LLC
5.584%, 3/18/24	115,000	113,832
3.664%, 9/8/24	122,000	117,277
4.063%, 11/1/24	200,000	193,314
2.30%, 2/10/25	300,000	275,583
4.687%, 6/9/25	97,000	93,439
5.125%, 6/16/25	200,000	193,885
4.134%, 8/4/25	125,000	118,420
3.375%, 11/13/25	210,000	193,988
GMTN, 4.389%, 1/8/26	180,000	170,847
4.542%, 8/1/26	82,000	77,858
2.70%, 8/10/26	200,000	175,940
4.271%, 1/9/27	98,000	90,863
4.95%, 5/28/27	159,000	150,645
7.35%, 11/4/27	40,000	41,616
Jaguar Land Rover Automotive PLC
144A, 5.625%, 2/1/23(a)	108,000	107,082
144A, 7.75%, 10/15/25	141,000	128,390
144A, 4.50%, 10/1/27(a)	86,000	65,671

(Cost $2,826,656)		2,682,906

Auto Parts & Equipment - 1.9%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26(a)	134,000	123,632
American Axle & Manufacturing, Inc., 6.50%, 4/1/27(a)	75,000	70,609
Clarios Global LP, 144A, 6.75%, 5/15/25	66,000	66,047
Clarios Global LP / Clarios US Finance Co.
144A, 6.25%, 5/15/26	265,000	262,603
144A, 8.50%, 5/15/27	291,000	284,442
Dana, Inc., 5.375%, 11/15/27	120,000	110,093

Goodyear Tire & Rubber Co.
9.50%, 5/31/25	50,000	51,975
5.00%, 5/31/26	152,000	147,518
4.875%, 3/15/27(a)	118,000	109,524
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	182,000	174,487

(Cost $1,464,703)		1,400,930

Entertainment - 4.4%
AMC Entertainment Holdings, Inc., 144A, 6/15/26	240,000	87,145
Caesars Entertainment, Inc.
144A, 6.25%, 7/1/25	637,000	630,109
144A, 8.125%, 7/1/27	300,000	301,590
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	218,000	215,691
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A, 5.50%, 5/1/25	192,000	191,648
5.375%, 4/15/27	97,000	92,565
Churchill Downs, Inc., 144A, 5.50%, 4/1/27	102,000	97,123
Cinemark USA, Inc., 144A, 5.875%, 3/15/26	78,000	68,273
International Game Technology PLC
144A, 6.50%, 2/15/25	118,000	118,742
144A, 4.125%, 4/15/26	127,000	119,672
144A, 6.25%, 1/15/27	138,000	137,317
Live Nation Entertainment, Inc.
144A, 4.875%, 11/1/24	97,000	95,603
144A, 6.50%, 5/15/27	203,000	203,715
144A, 4.75%, 10/15/27	150,000	133,645
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	199,000	184,824
Penn Entertainment, Inc., 144A, 5.625%, 1/15/27	68,000	62,828
Scientific Games International, Inc., 144A, 8.625%, 7/1/25	102,000	105,329
Six Flags Entertainment Corp.
144A, 4.875%, 7/31/24	315,000	303,160
144A, 5.50%, 4/15/27(a)	56,000	50,657
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	50,000	49,917

(Cost $3,519,895)		3,249,553

Food Service - 0.5%
Aramark Services, Inc., 144A, 6.375%, 5/1/25
(Cost $386,577)	374,000	371,728

Home Builders - 0.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A, 6.25%, 9/15/27	90,000	80,245
Century Communities, Inc., 6.75%, 6/1/27	85,000	82,545
Meritage Homes Corp., 6.00%, 6/1/25	78,000	77,336
Taylor Morrison Communities, Inc., 144A, 5.875%, 6/15/27	100,000	95,844

(Cost $334,232)		335,970

Housewares - 0.7%
Newell Brands, Inc.
4.875%, 6/1/25	68,000	65,790
4.45%, 4/1/26	367,000	346,911
6.375%, 9/15/27	110,000	108,350

(Cost $576,001)		521,051

Leisure Time - 3.8%
Carnival Corp.
144A, 10.50%, 2/1/26	150,000	152,032
144A, 7.625%, 3/1/26	269,000	227,158
144A, 5.75%, 3/1/27	720,000	543,147
Life Time, Inc.
144A, 5.75%, 1/15/26	161,000	153,976
144A, 8.00%, 4/15/26	80,000	72,014
NCL Corp. Ltd.
144A, 3.625%, 12/15/24	224,000	195,097
144A, 5.875%, 3/15/26	185,000	151,988
144A, 5.875%, 2/15/27	185,000	164,959
Royal Caribbean Cruises Ltd.
144A, 11.50%, 6/1/25	236,000	253,112
144A, 4.25%, 7/1/26	110,000	90,627
144A, 5.50%, 8/31/26	169,000	145,397
144A, 5.375%, 7/15/27	184,000	151,767
144A, 11.625%, 8/15/27	212,000	215,954
Viking Cruises Ltd.
144A, 13.00%, 5/15/25	152,000	161,672
144A, 5.875%, 9/15/27	120,000	100,820

(Cost $3,104,623)		2,779,720

Lodging - 3.5%
Hilton Domestic Operating Co., Inc., 144A, 5.375%, 5/1/25	81,000	80,685
Las Vegas Sands Corp.
3.20%, 8/8/24	328,000	313,436
2.90%, 6/25/25	100,000	91,631
3.50%, 8/18/26	180,000	162,047
Melco Resorts Finance Ltd.
144A, 4.875%, 6/6/25(a)	184,000	162,972
144A, 5.25%, 4/26/26	85,000	72,270
144A, 5.625%, 7/17/27	100,000	82,177
MGM Resorts International
6.00%, 3/15/23	172,000	171,940
6.75%, 5/1/25	141,000	140,520

5.75%, 6/15/25	72,000	70,363
4.625%, 9/1/26	78,000	72,069
5.50%, 4/15/27	131,000	123,565
Travel + Leisure Co.
3.90%, 3/1/23	73,000	72,362
144A, 6.625%, 7/31/26	110,000	107,344
6.00%, 4/1/27	73,000	68,718
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A, 4.25%, 5/30/23	323,000	320,264
144A, 5.50%, 3/1/25	314,000	302,519
144A, 5.25%, 5/15/27(a)	179,000	164,241

(Cost $2,652,074)		2,579,123

Retail - 2.7%
1011778 BC ULC / New Red Finance, Inc., 144A, 5.75%, 4/15/25	147,000	146,621
Carvana Co.
144A, 5.625%, 10/1/25	87,000	39,302
144A, 5.50%, 4/15/27	100,000	36,070
eG Global Finance PLC
144A, 6.75%, 2/7/25	157,000	143,178
144A, 8.50%, 10/30/25	90,000	86,044
Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.375%, 4/1/26	110,000	101,391
Guitar Center, Inc., 144A, 8.50%, 1/15/26	101,000	88,499
IRB Holding Corp., 144A, 7.00%, 6/15/25	161,000	162,106
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	186,000	179,365
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	130,000	48,998
Penske Automotive Group, Inc., 3.50%, 9/1/25	150,000	140,622
QVC, Inc.
4.85%, 4/1/24	116,000	110,579
4.45%, 2/15/25	166,000	141,361
4.75%, 2/15/27	50,000	37,625
Rite Aid Corp., 144A, 8.00%, 11/15/26	139,000	85,739
Staples, Inc.
144A, 7.50%, 4/15/26	376,000	334,753
144A, 10.75%, 4/15/27(a)	175,000	127,653

(Cost $2,430,549)		2,009,906

Toys/Games/Hobbies - 0.1%
Mattel, Inc., 144A, 3.375%, 4/1/26
(Cost $104,626)	102,000	93,788

Consumer, Non-cyclical - 14.1%
Agriculture - 0.2%
Vector Group Ltd., 144A, 10.50%, 11/1/26
(Cost $96,825)	94,000	94,367

Commercial Services - 4.3%
ADT Security Corp., 4.125%, 6/15/23	218,000	216,078
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	365,000	347,403
144A, 9.75%, 7/15/27	178,000	160,952
APX Group, Inc., 144A, 6.75%, 2/15/27	102,000	100,292
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A, 5.75%, 7/15/27	80,000	73,723
Block, Inc., 2.75%, 6/1/26	169,000	150,256
Brink’s Co., 144A, 4.625%, 10/15/27	100,000	92,113
CoreCivic, Inc., 8.25%, 4/15/26	114,000	116,572
Garda World Security Corp.
144A, 4.625%, 2/15/27	96,000	86,333
144A, 9.50%, 11/1/27	80,000	74,245
Grand Canyon University, 4.125%, 10/1/24	85,000	80,407
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	203,000	189,612
Hertz Corp., 144A, 4.625%, 12/1/26	85,000	73,798
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.25%, 4/15/24	112,000	110,740
144A, 5.75%, 4/15/26	243,000	238,550
144A, 3.375%, 8/31/27	140,000	122,503
Sabre GLBL, Inc.
144A, 9.25%, 4/15/25	140,000	139,865
144A, 7.375%, 9/1/25	156,000	148,815
Sotheby’s, 144A, 7.375%, 10/15/27	148,000	144,392
United Rentals North America, Inc.
5.50%, 5/15/27	100,000	98,779
3.875%, 11/15/27	160,000	146,933
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	200,000	200,340

(Cost $3,255,508)		3,112,701

Cosmetics/Personal Care - 0.3%
Coty, Inc.
144A, 5.00%, 4/15/26	159,000	151,718
144A, 6.50%, 4/15/26(a)	93,000	88,944

(Cost $254,931)		240,662

Food - 2.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 3.50%, 2/15/23	137,000	136,489
144A, 3.25%, 3/15/26	127,000	115,490
144A, 7.50%, 3/15/26	102,000	103,907
144A, 4.625%, 1/15/27	226,000	209,066
B&G Foods, Inc.
5.25%, 4/1/25	114,000	100,754
5.25%, 9/15/27	110,000	88,619
Performance Food Group, Inc., 144A, 5.50%, 10/15/27	200,000	193,729

Pilgrim’s Pride Corp., 144A, 5.875%, 9/30/27	206,000	202,521
Post Holdings, Inc., 144A, 5.75%, 3/1/27	78,000	75,441
Sigma Holdco BV, 144A, 7.875%, 5/15/26	75,000	54,485
US Foods, Inc., 144A, 6.25%, 4/15/25	269,000	269,343

(Cost $1,623,684)		1,549,844

Healthcare-Services - 3.9%
CHS/Community Health Systems, Inc.
144A, 8.00%, 3/15/26	396,000	365,995
144A, 5.625%, 3/15/27	320,000	272,206
IQVIA, Inc.
144A, 5.00%, 10/15/26	225,000	216,838
144A, 5.00%, 5/15/27	217,000	207,494
Legacy LifePoint Health LLC
144A, 6.75%, 4/15/25	136,000	125,062
144A, 4.375%, 2/15/27	114,000	94,644
ModivCare, Inc., 144A, 5.875%, 11/15/25	95,000	87,753
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	216,000	172,348
Select Medical Corp., 144A, 6.25%, 8/15/26	207,000	199,238
Tenet Healthcare Corp.
4.625%, 7/15/24	90,000	88,160
144A, 4.625%, 9/1/24	131,000	127,324
144A, 4.875%, 1/1/26	449,000	426,770
144A, 6.25%, 2/1/27	264,000	253,292
144A, 5.125%, 11/1/27	250,000	233,649

(Cost $3,151,017)		2,870,773

Household Products/Wares - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A, 5.00%, 12/31/26
(Cost $99,208)	101,000	92,245

Pharmaceuticals - 3.2%
Bausch Health Americas, Inc.
144A, 9.25%, 4/1/26	120,000	78,042
144A, 8.50%, 1/31/27	145,000	69,733
Bausch Health Cos., Inc.
144A, 5.50%, 11/1/25	328,000	277,980
144A, 9.00%, 12/15/25	160,000	115,502
144A, 6.125%, 2/1/27	195,000	129,577
144A, 5.75%, 8/15/27	25,000	16,269
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A, 10.00%, 4/15/25	88,000	76,251
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	120,000	114,198
4.375%, 3/15/26	125,000	115,783
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	174,000	173,769
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 4/15/24	190,000	187,559
7.125%, 1/31/25	311,000	312,056
3.15%, 10/1/26	607,000	524,333
4.75%, 5/9/27	175,000	159,234

(Cost $2,756,621)		2,350,286

Energy - 10.6%
Oil & Gas - 5.7%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 7.00%, 11/1/26	102,000	100,118
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	93,000	97,798
Chesapeake Energy Corp., 144A, 5.50%, 2/1/26	85,000	82,082
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	218,000	219,591
CITGO Petroleum Corp., 144A, 7.00%, 6/15/25	391,000	384,943
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	202,000	197,481
CVR Energy, Inc., 144A, 5.25%, 2/15/25	117,000	112,308
Laredo Petroleum, Inc., 9.50%, 1/15/25	98,000	98,144
Leviathan Bond Ltd.
144A, REGS, 5.75%, 6/30/23	85,000	85,052
144A, REGS, 6.125%, 6/30/25	102,000	100,543
144A, REGS, 6.50%, 6/30/27	102,000	99,450
MEG Energy Corp., 144A, 7.125%, 2/1/27	152,000	154,660
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	206,000	191,948
Murphy Oil Corp., 5.75%, 8/15/25	54,000	53,849
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	98,000	93,242
Nabors Industries, Inc.
5.75%, 2/1/25	95,000	91,319
144A, 7.375%, 5/15/27	118,000	114,902
Occidental Petroleum Corp.
6.95%, 7/1/24	70,000	71,051
5.875%, 9/1/25	264,000	266,719
5.50%, 12/1/25	100,000	99,860
5.55%, 3/15/26	114,000	114,152
8.50%, 7/15/27	114,000	124,405
Parkland Corp., 144A, 5.875%, 7/15/27	85,000	81,600
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/25	130,000	128,671
Puma International Financing SA, 144A, 5.00%, 1/24/26	200,000	176,362

Range Resources Corp.
5.00%, 3/15/23	97,000	96,623
4.875%, 5/15/25	151,000	146,515
SM Energy Co.
6.75%, 9/15/26	75,000	73,627
6.625%, 1/15/27	100,000	98,170
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	110,000	108,569
Transocean, Inc.
144A, 7.50%, 1/15/26	85,000	71,375
144A, 11.50%, 1/30/27	126,000	127,145
144A, 8.00%, 2/1/27	100,000	81,892

(Cost $4,151,545)		4,144,166

Oil & Gas Services - 0.5%
Archrock Partners LP / Archrock Partners Finance Corp., 144A, 6.875%, 4/1/27	85,000	82,382
CGG SA, 144A, 8.75%, 4/1/27(a)	85,000	71,651
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	133,000	127,556
6.875%, 9/1/27	110,000	104,683

(Cost $407,450)		386,272

Pipelines - 4.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A, 7.875%, 5/15/26	75,000	76,662
144A, 5.75%, 3/1/27	119,000	113,778
Buckeye Partners LP
4.15%, 7/1/23	68,000	67,065
144A, 4.125%, 3/1/25	85,000	81,730
3.95%, 12/1/26	110,000	97,251
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	50,000	48,838
144A, 5.625%, 5/1/27	110,000	103,609
EnLink Midstream Partners LP
4.15%, 6/1/25	20,000	19,104
4.85%, 7/15/26	166,000	157,360
EQM Midstream Partners LP
144A, 6.00%, 7/1/25	63,000	61,848
4.125%, 12/1/26	92,000	84,668
144A, 7.50%, 6/1/27	85,000	84,953
144A, 6.50%, 7/1/27	152,000	147,653
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	98,000	94,495
8.00%, 1/15/27	166,000	158,615
Hess Midstream Operations LP, 144A, 5.625%, 2/15/26	147,000	144,699
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	212,000	207,406
144A, 6.50%, 9/30/26	254,000	245,821
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	347,000	313,734
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23	85,000	81,714
NuStar Logistics LP
5.75%, 10/1/25	110,000	107,102
6.00%, 6/1/26	97,000	94,168
5.625%, 4/28/27	107,000	100,748
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	54,000	50,580
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A, 7.50%, 10/1/25	113,000	114,553
144A, 6.00%, 3/1/27	79,000	75,232
Western Midstream Operating LP
3.35%, 2/1/25	200,000	191,960
4.65%, 7/1/26	83,000	80,867

(Cost $3,369,195)		3,206,213

Financial - 11.5%
Banks - 1.5%
Commerzbank AG, 144A, 8.125%, 9/19/23	264,000	266,668
Freedom Mortgage Corp.
144A, 8.125%, 11/15/24	77,000	70,913
144A, 8.25%, 4/15/25	61,000	54,488
144A, 7.625%, 5/1/26	90,000	76,530
144A, 6.625%, 1/15/27	125,000	99,768
Intesa Sanpaolo SpA
144A, 5.017%, 6/26/24	322,000	310,193
144A, 5.71%, 1/15/26	254,000	245,242

(Cost $1,227,742)		1,123,802

Diversified Financial Services - 3.4%
Ally Financial, Inc., 5.75%, 11/20/25	180,000	177,473
LD Holdings Group LLC, 144A, 6.50%, 11/1/25	95,000	61,941
Nationstar Mortgage Holdings, Inc., 144A, 6.00%, 1/15/27	102,000	92,861
Navient Corp.
5.50%, 1/25/23	41,000	40,932
MTN, 6.125%, 3/25/24	130,000	129,645
5.875%, 10/25/24	91,000	88,521
6.75%, 6/25/25	92,000	88,544
6.75%, 6/15/26	97,000	92,557
5.00%, 3/15/27	136,000	117,617
OneMain Finance Corp.
5.625%, 3/15/23	117,000	116,846
6.125%, 3/15/24	210,000	205,076

6.875%, 3/15/25	235,000	228,538
7.125%, 3/15/26	258,000	250,260
3.50%, 1/15/27	150,000	123,028
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25	110,000	100,414
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144A, 2.875%, 10/15/26	195,000	166,513
SLM Corp.
4.20%, 10/29/25	84,000	76,956
3.125%, 11/2/26	85,000	73,190
United Wholesale Mortgage LLC
144A, 5.50%, 11/15/25	147,000	136,426
144A, 5.75%, 6/15/27	85,000	75,791
VistaJet Malta Finance PLC / XO Management Holding, Inc., 144A, 7.875%, 5/1/27	85,000	77,129

(Cost $2,782,046)		2,520,258

Insurance - 1.2%
Acrisure LLC / Acrisure Finance, Inc.
144A, 7.00%, 11/15/25	209,000	195,478
144A, 10.125%, 8/1/26	50,000	48,827
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 6.75%, 10/15/27	300,000	276,750
AssuredPartners, Inc., 144A, 7.00%, 8/15/25	97,000	93,230
HUB International Ltd., 144A, 7.00%, 5/1/26	283,000	279,992

(Cost $922,182)		894,277

Real Estate - 0.1%
WeWork Cos., Inc., 144A, 7.875%, 5/1/25
(Cost $114,861)	120,000	61,402

Real Estate Investment Trusts - 4.4%
Blackstone Mortgage Trust, Inc., 144A, 3.75%, 1/15/27	78,000	68,098
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A, 5.75%, 5/15/26(a)	174,000	167,600
144A, 4.50%, 4/1/27	136,000	119,313
Diversified Healthcare Trust, 9.75%, 6/15/25	85,000	82,025
HAT Holdings I LLC / HAT Holdings II LLC, 144A, 3.375%, 6/15/26	225,000	193,861
Iron Mountain, Inc., 144A, 4.875%, 9/15/27	169,000	159,122
iStar, Inc.
4.75%, 10/1/24	21,000	20,679
4.25%, 8/1/25(a)	107,000	104,515
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	110,000	95,975
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26(a)	50,000	44,808
5.00%, 10/15/27(a)	260,000	222,306
Office Properties Income Trust, 4.50%, 2/1/25	100,000	88,573
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A, 7.50%, 6/1/25	100,000	100,890
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	100,000	91,470
RLJ Lodging Trust LP, 144A, 3.75%, 7/1/26	92,000	83,706
SBA Communications Corp., 3.875%, 2/15/27	250,000	228,677
Service Properties Trust
4.35%, 10/1/24	328,000	304,705
7.50%, 9/15/25	147,000	143,619
4.75%, 10/1/26	100,000	82,628
Starwood Property Trust, Inc.
144A, 3.75%, 12/31/24	73,000	69,063
4.75%, 3/15/25	70,000	67,145
144A, 3.625%, 7/15/26	73,000	65,251
144A, 4.375%, 1/15/27	85,000	75,981
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.875%, 2/15/25	428,000	430,504
XHR LP, 144A, 6.375%, 8/15/25	92,000	89,649

(Cost $3,394,123)		3,200,163

Venture Capital - 0.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.375%, 12/15/25	195,000	191,647
6.25%, 5/15/26	235,000	230,370
5.25%, 5/15/27	250,000	230,450

(Cost $684,486)		652,467

Industrial - 11.0%
Aerospace/Defense - 4.8%
Bombardier, Inc.
144A, 7.50%, 3/15/25	219,000	219,660
144A, 7.125%, 6/15/26	203,000	198,687
144A, 7.875%, 4/15/27	362,000	354,232
Howmet Aerospace, Inc.
5.125%, 10/1/24	248,000	246,066
6.875%, 5/1/25	129,000	131,949

Rolls-Royce PLC
144A, 3.625%, 10/14/25	186,000	170,255
144A, 5.75%, 10/15/27	130,000	123,864
Spirit AeroSystems, Inc., 144A, 7.50%, 4/15/25	145,000	143,672
TransDigm, Inc.
144A, 8.00%, 12/15/25	186,000	189,999
144A, 6.25%, 3/15/26	830,000	818,668
6.375%, 6/15/26	161,000	157,780
7.50%, 3/15/27	93,000	92,895
5.50%, 11/15/27	420,000	393,412
Triumph Group, Inc.
144A, 8.875%, 6/1/24	134,000	137,235
144A, 6.25%, 9/15/24	71,000	67,541
7.75%, 8/15/25	108,000	92,754

(Cost $3,618,795)		3,538,669

Building Materials - 0.2%
JELD-WEN, Inc., 144A, 4.625%, 12/15/25	68,000	57,740
Standard Industries, Inc., 144A, 5.00%, 2/15/27	100,000	92,242

(Cost $166,538)		149,982

Electrical Components & Equipment - 0.4%
WESCO Distribution, Inc., 144A, 7.125%, 6/15/25
(Cost $278,852)	264,000	267,634

Electronics - 0.3%
Sensata Technologies BV
144A, 5.625%, 11/1/24	66,000	65,929
144A, 5.00%, 10/1/25	118,000	116,341

(Cost $193,948)		182,270

Engineering & Construction - 0.3%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	179,000	142,195
Promontoria Holding 264 BV, 144A, 7.875%, 3/1/27	50,000	47,389

(Cost $221,402)		189,584

Environmental Control - 0.6%
GFL Environmental, Inc.
144A, 4.25%, 6/1/25	261,000	249,941
144A, 3.75%, 8/1/25	130,000	121,871
Stericycle, Inc., 144A, 5.375%, 7/15/24	87,000	86,087

(Cost $484,348)		457,899

Machinery-Diversified - 0.3%
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27
(Cost $255,657)	265,000	239,553

Miscellaneous Manufacturing - 0.4%
FXI Holdings, Inc.
144A, 7.875%, 11/1/24	106,000	88,224
144A, 12.25%, 11/15/26	141,000	115,620
Hillenbrand, Inc., 5.75%, 6/15/25	94,000	93,691

(Cost $346,051)		297,535

Packaging & Containers - 3.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 5.25%, 4/30/25	195,000	188,531
144A, 4.125%, 8/15/26	253,000	223,017
144A, 5.25%, 8/15/27	169,000	128,127
144A, 5.25%, 8/15/27	147,000	111,448
Ball Corp.
4.00%, 11/15/23	185,000	181,337
5.25%, 7/1/25	184,000	183,632
4.875%, 3/15/26	139,000	134,683
LABL, Inc.
144A, 6.75%, 7/15/26	118,000	113,230
144A, 10.50%, 7/15/27	127,000	117,016
Mauser Packaging Solutions Holding Co.
144A, 5.50%, 4/15/24	357,000	351,225
144A, 7.25%, 4/15/25	218,000	198,705
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27	100,000	96,346
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	150,000	131,395
Sealed Air Corp.
144A, 5.125%, 12/1/24	50,000	49,903
144A, 5.50%, 9/15/25	100,000	99,359
Trivium Packaging Finance BV
144A, 5.50%, 8/15/26	178,000	166,675
144A, 8.50%, 8/15/27	118,000	110,623

(Cost $2,721,398)		2,585,252

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC
144A, 6.50%, 10/1/25	141,000	135,603
144A, 9.75%, 8/1/27	42,000	42,442

(Cost $185,397)		178,045

Technology - 3.2%
Computers - 1.6%
Diebold Nixdorf, Inc.
8.50%, 4/15/24	73,000	39,789
144A, 9.375%, 7/15/25	125,000	88,441
Exela Intermediate LLC / Exela Finance, Inc., 144A, 11.50%, 7/15/26	214,000	33,170
NCR Corp., 144A, 5.75%, 9/1/27	100,000	97,128
Presidio Holdings, Inc., 144A, 4.875%, 2/1/27	100,000	93,480

Seagate HDD Cayman
4.75%, 6/1/23	110,000	108,829
4.875%, 3/1/24	97,000	95,167
4.75%, 1/1/25	81,000	78,657
4.875%, 6/1/27(a)	86,000	80,468
Vericast Corp., 144A, 11.00%, 9/15/26	210,000	217,613
Western Digital Corp., 4.75%, 2/15/26	250,000	236,945

(Cost $1,369,831)		1,169,687

Office/Business Equipment - 0.4%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	80,000	63,048
Xerox Corp., 4.625%, 3/15/23	86,000	85,334
Xerox Holdings Corp., 144A, 5.00%, 8/15/25	138,000	128,547

(Cost $298,585)		276,929

Semiconductors - 0.1%
ams-OSRAM AG, 144A, 7.00%, 7/31/25
(Cost $79,771)	76,000	69,976

Software - 1.1%
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	102,000	99,195
Fair Isaac Corp., 144A, 5.25%, 5/15/26	80,000	79,423
PTC, Inc., 144A, 3.625%, 2/15/25	92,000	87,185
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	338,000	320,534
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	296,000	212,212

(Cost $898,289)		798,549

Utilities - 2.6%
Electric - 2.0%
Calpine Corp., 144A, 5.25%, 6/1/26	71,000	68,097
DPL, Inc., 4.125%, 7/1/25	80,000	75,456
FirstEnergy Corp., Series B, 4.40%, 7/15/27	350,000	330,484
NextEra Energy Operating Partners LP
144A, 4.25%, 7/15/24	350,000	337,780
144A, 4.50%, 9/15/27	57,000	53,711
Vistra Operations Co. LLC
144A, 5.50%, 9/1/26	230,000	223,629
144A, 5.625%, 2/15/27	200,000	193,556
144A, 5.00%, 7/31/27	180,000	169,175

(Cost $1,515,180)		1,451,888

Gas - 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	121,000	119,494
5.50%, 5/20/25	107,000	103,929
5.875%, 8/20/26	124,000	118,274
5.75%, 5/20/27	96,000	91,733

(Cost $468,058)		433,430

TOTAL CORPORATE BONDS (Cost $76,911,546)		71,696,592

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
(Cost $1,601,375)	1,601,375	1,601,375

CASH EQUIVALENTS - 1.2%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
(Cost $873,417)	873,417	873,417

TOTAL INVESTMENTS - 101.3% (Cost $79,386,338)		$74,171,384
Other assets and liabilities, net - (1.3%)		(947,758)

NET ASSETS - 100.0%		$73,223,626

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
821,382	779,993	(d)	—	—	—	8,366	—	1,601,375	1,601,375
CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
589,978	3,993,711		(3,710,272)	—	—	4,140	—	873,417	873,417

1,411,360	4,773,704		(3,710,272)	—	—	12,506	—	2,474,792	2,474,792

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $1,758,277, which is 2.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $215,370.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$71,696,592	$—	$71,696,592
Short-Term Investments(a)	2,474,792	—	—	2,474,792

TOTAL	$2,474,792	$71,696,592	$—	$74,171,384

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SHYL-PH1

R-089711-1 (5/24) DBX005195 (5/24)